OTHER CURRENT ASSETS - Movements in the provision for impairment of other current assets (Details) - Impairment on other current assets - Other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for impairment of other current assets
As at January 1,	¥ 1,672,235	¥ 1,679,137
Provision for impairment	29,483	3,864
Write off	(10,921)	(7,807)
Reversal	(9,531)	(2,959)
Others	(4,065)
As at December 31,	¥ 1,677,201	¥ 1,672,235